Document and Entity Information	Sep. 03, 2026
Cover [Abstract]
Entity Registrant Name	Trade Desk, Inc.
Amendment Flag	false
Entity Central Index Key	0001671933
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Incorporation State Country Code	NV
Entity File Number	001-37879
Entity Tax Identification Number	27-1887399
Entity Address, Address Line One	42 N. Chestnut Street
Entity Address, City or Town	Ventura
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93001
City Area Code	(805)
Local Phone Number	585-3434
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000001 per share
Trading Symbol	TTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false